Consolidated Schedule of Investments (unaudited) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3-mo. CME Term SOFR + 2.06%), 7.43%, 05/15/30(a)(b)	USD	500	$490,186
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (3-mo. EURIBOR + 6.21%), 10.04%, 02/25/34(a)(c)	EUR	100	97,239
Contego CLO VII DAC, (3-mo. EURIBOR + 3.95%), 7.65%, 05/14/32		100	100,825
Contego CLO VIII DAC, Series 8X, Class ER, (3-mo. EURIBOR + 6.06%), 9.78%, 01/25/34(a)(c)		100	93,340
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 7.00%, 12/15/34(a)(c)		100	97,778
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.52%, 07/15/31(a)(b)	USD	250	243,901
Greene King Finance PLC(a)
Series B1, (3-mo. LIBOR GBP + 1.92%), 7.14%, 12/15/34	GBP	100	95,172
Series B2, (3-mo. LIBOR GBP + 2.20%), 6.63%, 03/15/36(c)		100	95,179
Margay CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.40%), 10.25%, 07/15/36(a)(c)	EUR	100	105,325
Neuberger Berman Loan Advisers Euro CLO 2 DAC, Series 2021-2X, Class E, (3-mo. EURIBOR + 6.06%), 9.72%, 04/15/34(a)(c)		100	96,501
Palmer Square European CLO DAC, Series 2023-1X, Class D, (3-mo. EURIBOR + 6.20%), 10.05%, 07/15/36(a)(c)		100	105,951
Rockfield Park CLO DAC
Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 6.66%, 07/16/34		100	97,439
Series 1X, Class D, (3-mo. EURIBOR + 5.95%), 9.61%, 07/16/34(a)(c)		100	97,489
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(c)	GBP	89	104,204

Total Asset-Backed Securities — 0.1% (Cost: $2,093,318)			1,920,529

		Shares

Common Stocks

Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, Cost: $1,599,353)(d)		162,646	509,082

Chemicals — 0.1%
Element Solutions, Inc.(e)		37,305	731,551

Electrical Equipment — 0.0%
SunPower Corp.(f)		1,025	6,324

Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(f)		2,390	9,847

Financial Services — 0.0%
Block, Inc., Class A(f)		4,614	204,216

Security		Shares	Value

Ground Transportation — 0.1%
Uber Technologies, Inc.(f)		14,860	$683,411

Hotels, Restaurants & Leisure — 0.1%
Aramark		16,824	583,844
Carnival Corp.(f)		54,231	744,049

			1,327,893

IT Services — 0.0%
Twilio, Inc., Class A(f)		2,522	147,613

Metals & Mining — 0.2%
Constellium SE, Class A(f)		138,993	2,529,673

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(g)		2,223,465,984	22,235

Pharmaceuticals — 0.1%
Catalent, Inc.(f)		28,829	1,312,584

Real Estate Management & Development — 0.0%
ADLER Group SA(b)(f)		8,254	4,241
ADLER Group SA		3,728	1,882

			6,123

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(f)		128	1,483

Software — 0.1%
Informatica, Inc., Class A(f)		62,173	1,309,985

Total Common Stocks — 0.7% (Cost: $33,874,007)			8,802,020

		Par (000)

Corporate Bonds

Aerospace & Defense — 6.5%
Bombardier, Inc.(b) 7.50%, 03/15/25	USD	166	165,319
7.13%, 06/15/26		6,036	5,848,036
7.88%, 04/15/27		4,116	4,016,174
6.00%, 02/15/28		3,089	2,802,329
7.50%, 02/01/29		4,951	4,698,333
7.45%, 05/01/34		434	491,653
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		2,041	2,018,702
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		3,495	3,248,566
Rolls-Royce PLC(b) 3.63%, 10/14/25		4,941	4,619,835
5.75%, 10/15/27		1,584	1,528,336
Spirit AeroSystems, Inc.(b) 7.50%, 04/15/25		126	123,591
9.38%, 11/30/29		3,152	3,207,585
TransDigm, Inc. 6.25%, 03/15/26(b)		32,149	31,588,986
7.50%, 03/15/27		2,638	2,642,796
6.75%, 08/15/28(b)		12,877	12,677,259
6.88%, 12/15/30		1,017	997,213
Triumph Group, Inc., 9.00%, 03/15/28(b)		4,764	4,710,673

			85,385,386

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	USD	412	$416,548

Automobile Components — 2.7%
Adient Global Holdings Ltd., 3.50%, 08/15/24(c)	EUR	15	15,499
Clarios Global LP, 6.75%, 05/15/25(b)	USD	1,456	1,445,039
Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/26(c)	EUR	1,576	1,599,390
6.25%, 05/15/26(b)	USD	6,305	6,169,088
8.50%, 05/15/27(b)		14,182	14,141,317
6.75%, 05/15/28(b)		7,569	7,389,236
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	200	213,876
Dealer Tire LLC/DT Issuer LLC, Series B, 8.00%, 02/01/28(b)	USD	1,030	965,625
Forvia SE, 2.75%, 02/15/27(c)	EUR	167	158,905
Goodyear Tire & Rubber Co. 9.50%, 05/31/25	USD	1,085	1,101,287
5.00%, 07/15/29		520	447,887
5.63%, 04/30/33		311	254,526
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(h)	EUR	116	126,460
Titan International, Inc., 7.00%, 04/30/28	USD	348	325,244
ZF Europe Finance BV, 6.13%, 03/13/29(c)	EUR	100	105,619
ZF Finance GmbH(c) 5.75%, 08/03/26		200	210,856
2.00%, 05/06/27		200	185,019
2.75%, 05/25/27		100	94,227

			34,949,100

Automobiles — 2.9%
Arko Corp., 5.13%, 11/15/29(b)	USD	981	791,216
Asbury Automotive Group, Inc. 4.50%, 03/01/28		90	80,569
5.00%, 02/15/32(b)		1,694	1,403,544
Ford Motor Co. 3.25%, 02/12/32		2,054	1,582,943
6.10%, 08/19/32		5,193	4,891,353
Ford Motor Credit Co. LLC 3.81%, 01/09/24		713	705,237
4.54%, 03/06/25	GBP	200	234,269
5.13%, 06/16/25	USD	263	254,590
4.13%, 08/04/25		2,166	2,053,549
4.39%, 01/08/26		507	478,522
6.86%, 06/05/26	GBP	108	129,834
6.95%, 06/10/26	USD	400	399,510
4.95%, 05/28/27		640	600,738
7.35%, 11/04/27		600	611,800
6.80%, 05/12/28		7,889	7,879,875
5.11%, 05/03/29		200	183,066
7.35%, 03/06/30		5,145	5,210,228
7.20%, 06/10/30		4,592	4,614,960
3.63%, 06/17/31		200	161,610
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		680	580,714
LCM Investments Holdings II LLC(b) 4.88%, 05/01/29		1,552	1,319,519
8.25%, 08/01/31		1,353	1,314,333
Lithia Motors, Inc., 3.88%, 06/01/29(b)		721	607,659
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		975	802,399

Security		Par (000)	Value

Automobiles (continued)
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)	EUR	600	$594,678
Wabash National Corp., 4.50%, 10/15/28(b)	USD	1,072	903,011

			38,389,726

Banks — 0.6%
Banco BPM SpA
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28	EUR	175	184,339
(5-year EUR Swap + 4.67%), 4.25%, 10/01/29(a)(c)		250	258,713
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 4.27%), 7.50%, 09/14/29		200	208,544
Banco de Sabadell SA(a)(c)
(1-year EUR Swap + 2.40%), 5.25%, 02/07/29		100	103,643
(5-year EUR Swap + 2.95%), 2.50%, 04/15/31		100	93,688
(5-year EUR Swap + 3.15%), 6.00%, 08/16/33		100	98,790
Banco Espirito Santo SA(f)(i) 4.75%, 01/15/18(a)		1,900	522,282
4.00%, 01/21/19		1,100	302,374
Bank of Ireland Group PLC, (5-year EUR Swap + 7.92%), 7.50%(a)(c)(j)		200	207,327
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13%(a)(c)(j)		400	380,081
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	2,827,449
Freedom Mortgage Corp., 12.00%, 10/01/28(b)		541	550,116
Intesa Sanpaolo SpA 5.71%, 01/15/26(b)		400	381,921
5.15%, 06/10/30(c)	GBP	125	127,575
(1-year CMT + 2.60%), 4.20%, 06/01/32(a)(b)	USD	855	630,004
(1-year CMT + 2.75%), 4.95%, 06/01/42(a)(b)		630	390,648
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		623	611,232

			7,878,726

Beverages — 3.5%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)		4,079	3,077,582
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/27(b)		2,141	2,057,431
3.25%, 09/01/28(b)		1,708	1,424,116
3.00%, 09/01/29(c)	EUR	564	451,737
4.00%, 09/01/29(b)	USD	10,956	8,573,849
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/25(b)		892	869,478
2.13%, 08/15/26(c)	EUR	1,239	1,160,992
4.13%, 08/15/26(b)	USD	1,200	1,096,820
4.75%, 07/15/27(c)	GBP	100	96,209
5.25%, 08/15/27(b)	USD	868	724,342
Ball Corp., 6.00%, 06/15/29		1,028	998,002
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		584	541,602
Crown European Holdings SA, 3.38%, 05/15/25(c)	EUR	100	103,089
Mauser Packaging Solutions Holding Co.(b) 7.88%, 08/15/26	USD	15,705	15,151,177
9.25%, 04/15/27		557	486,865
OI European Group BV, 6.25%, 05/15/28(c)	EUR	100	107,459
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	211	205,700

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
Trivium Packaging Finance BV 5.50%, 08/15/26(b)	USD	3,921	$3,656,070
8.50%, 08/15/27(b)		5,259	4,806,120
(3-mo. EURIBOR + 3.75%), 7.53%, 08/15/26(a)(c)	EUR	100	104,139

			45,692,779

Biotechnology(c) — 0.0%
Cidron Aida Finco SARL 5.00%, 04/01/28		163	155,629
6.25%, 04/01/28	GBP	133	142,867

			298,496

Broadline Retail — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	USD	697	653,861

Building Materials — 2.1%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		1,004	968,510
Emerald Debt Merger Sub LLC 6.38%, 12/15/30(b)	EUR	840	884,840
6.38%, 12/15/30(c)		100	105,338
6.63%, 12/15/30(b)	USD	13,876	13,358,074
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		1,251	1,201,172
New Enterprise Stone & Lime Co., Inc.(b) 5.25%, 07/15/28		435	390,312
9.75%, 07/15/28		640	632,000
PCF GmbH, 4.75%, 04/15/26(c)	EUR	100	82,275
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	USD	4,762	4,397,521
Standard Industries, Inc. 2.25%, 11/21/26(c)	EUR	511	476,383
5.00%, 02/15/27(b)	USD	128	118,650
4.75%, 01/15/28(b)		100	90,199
4.38%, 07/15/30(b)		2,674	2,214,604
3.38%, 01/15/31(b)		3,803	2,939,647

			27,859,525

Building Products — 1.8%
Advanced Drainage Systems, Inc.(b) 5.00%, 09/30/27		547	510,996
6.38%, 06/15/30		4,547	4,367,166
Beacon Roofing Supply, Inc.(b) 4.13%, 05/15/29		552	471,960
6.50%, 08/01/30		1,358	1,316,051
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		440	366,188
GYP Holdings III Corp., 4.63%, 05/01/29(b)		2,104	1,812,449
HT Troplast GmbH, 9.38%, 07/15/28	EUR	124	131,938
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)	USD	386	360,966
SRS Distribution, Inc.(b) 4.63%, 07/01/28		1,999	1,726,943
6.13%, 07/01/29		1,804	1,536,384
6.00%, 12/01/29		3,997	3,357,480
White Cap Buyer LLC, 6.88%, 10/15/28(b)		6,829	6,035,543
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		1,957	1,888,169

			23,882,233

Capital Markets — 2.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		708	712,340

Security		Par (000)	Value

Capital Markets (continued)
Ares Capital Corp., 7.00%, 01/15/27	USD	735	$734,991
Blackstone Private Credit Fund 7.05%, 09/29/25		432	432,663
3.25%, 03/15/27		590	512,494
Blue Owl Capital Corp. 3.75%, 07/22/25		1,102	1,032,502
3.40%, 07/15/26		785	703,801
Blue Owl Credit Income Corp. 5.50%, 03/21/25		873	844,456
3.13%, 09/23/26		540	474,663
7.75%, 09/16/27		1,852	1,837,108
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		1,129	987,072
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		1,733	1,344,962
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(c)(k)	GBP	145	180,674
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 05/15/26	USD	400	371,617
5.25%, 05/15/27		4,378	3,848,174
4.38%, 02/01/29		3,281	2,623,682
Lehman Brothers Holdings, Inc.(f)(i) 5.38%, 10/17/12	EUR	350	1,554
0.00%, 05/17/13	USD	1,535	2,303
4.75%, 01/16/14	EUR	1,890	8,392
1.00%, 02/05/14		3,950	17,540
1.00%, 12/31/49	USD	430	645
NFP Corp.(b) 6.88%, 08/15/28		7,268	6,226,337
7.50%, 10/01/30		4,085	3,922,937
Northern Trust Corp., 6.13%, 11/02/32		904	892,612
UBS AG, (1-year CMT + 2.00%), 6.30%, 09/22/34		960	937,592

			28,651,111

Chemicals — 3.4%
Avient Corp., 7.13%, 08/01/30(b)		440	432,251
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(c)	EUR	242	251,779
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	USD	2,011	1,674,342
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		2,464	2,289,504
Celanese U.S. Holdings LLC 6.35%, 11/15/28		791	781,059
6.55%, 11/15/30		758	741,802
6.70%, 11/15/33		1,075	1,046,420
Chemours Co.(b) 5.75%, 11/15/28		855	742,054
4.63%, 11/15/29		462	371,657
Element Solutions, Inc., 3.88%, 09/01/28(b)		7,277	6,279,956
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	100	97,307
HB Fuller Co., 4.25%, 10/15/28	USD	606	534,734
Herens Holdco SARL, 4.75%, 05/15/28(b)		4,049	3,143,915
Herens Midco SARL, 5.25%, 05/15/29(c)	EUR	102	61,469
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	1,557	1,470,506
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(c)	EUR	215	206,526
Ingevity Corp., 3.88%, 11/01/28(b)	USD	494	407,313

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)	USD	1,348	$984,040
Kronos International, Inc., 3.75%, 09/15/25(c)	EUR	200	190,149
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	725	602,765
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		878	805,302
Nobian Finance BV, 3.63%, 07/15/26(c)	EUR	106	101,068
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	456	448,015
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)	EUR	179	188,764
9.75%, 11/15/28(b)	USD	3,776	3,767,837
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26(b)		1,495	1,366,010
9.50%, 07/15/28(c)	EUR	100	107,669
(3-mo. EURIBOR + 4.38%), 8.10%, 11/01/26(a)(c)		100	104,932
Scotts Miracle-Gro Co., 4.38%, 02/01/32	USD	1,734	1,301,705
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		3,950	3,165,648
Synthomer PLC, 3.88%, 07/01/25(c)	EUR	133	133,988
WESCO Distribution, Inc.(b)
7.13%, 06/15/25	USD	1,940	1,944,580
7.25%, 06/15/28		2,820	2,833,682
WR Grace Holdings LLC(b)
4.88%, 06/15/27		733	672,482
5.63%, 08/15/29		5,346	4,323,577
7.38%, 03/01/31		1,174	1,138,174

			44,712,981

Commercial Services & Supplies — 3.6%
ADT Security Corp.(b)
4.13%, 08/01/29		1,619	1,368,881
4.88%, 07/15/32		425	354,875
Albion Financing 1 SARL/Aggreko Holdings, Inc.,
6.13%, 10/15/26(b)		940	887,821
APX Group, Inc.(b)
6.75%, 02/15/27		1,620	1,555,568
5.75%, 07/15/29		1,478	1,245,388
Ashtead Capital, Inc., Series B, 5.95%, 10/15/33(b)		1,335	1,267,392
BCP V Modular Services Finance II PLC(c)
4.75%, 11/30/28	EUR	200	176,821
6.13%, 11/30/28	GBP	100	99,438
Boels Topholding BV, 6.25%, 02/15/29(c)	EUR	107	112,560
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	USD	866	723,110
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	109	106,910
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	3,440	3,380,984
9.75%, 08/01/27		2,442	2,525,858
5.50%, 05/01/28		3,594	3,258,272
Garda World Security Corp., 9.50%, 11/01/27(b)		328	313,606
Herc Holdings, Inc., 5.50%, 07/15/27(b)		4,416	4,176,010
Hertz Corp.(b)
4.63%, 12/01/26		666	590,242
5.00%, 12/01/29		476	372,671
Inter Media and Communication SpA, 6.75%, 02/09/27(c)	EUR	200	202,294
LABL, Inc., 9.50%, 11/01/28(b)	USD	2,391	2,450,775
Loxam SAS, 6.38%, 05/15/28(c)	EUR	115	119,000
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	763	644,518
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		1,353	1,187,259

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Paprec Holding SA, 3.50%, 07/01/28(c)	EUR	100	$94,360
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26	USD	1,037	1,006,065
6.25%, 01/15/28		3,405	3,153,604
Q-Park Holding I BV, 1.50%, 03/01/25(c)	EUR	100	102,289
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	USD	2,072	1,662,780
United Rentals North America, Inc., 6.00%, 12/15/29(b)		9,161	8,919,618
Verisure Holding AB(c)
3.88%, 07/15/26	EUR	140	139,134
9.25%, 10/15/27		100	112,069
7.13%, 02/01/28		100	106,782
Williams Scotsman International, Inc.(b)
6.13%, 06/15/25	USD	1,652	1,635,480
4.63%, 08/15/28		594	531,630
Williams Scotsman, Inc., 7.38%, 10/01/31		1,966	1,955,274

			46,539,338

Communications Equipment — 0.8%
CommScope Technologies LLC, 6.00%, 06/15/25(b)		1,921	1,828,702
CommScope, Inc.(b)
6.00%, 03/01/26		2,904	2,710,097
4.75%, 09/01/29		677	497,964
Viasat, Inc.
5.63%, 09/15/25(b)		3,159	2,918,126
5.63%, 04/15/27(b)		1,433	1,241,501
7.50%, 05/30/31		270	178,335
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		959	779,571

			10,154,296

Construction & Engineering — 0.5%
Brand Industrial Services, Inc., 10.38%, 08/01/30		6,264	6,273,646
Webuild SpA, 7.00%, 09/27/28	EUR	100	103,599

			6,377,245

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., Series A, 3.88%, 11/15/29	USD	1,630	1,358,317
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		1,897	1,801,638
H&E Equipment Services, Inc., 3.88%, 12/15/28		358	305,694
Resideo Funding, Inc., 4.00%, 09/01/29		290	238,258
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		412	411,053

			4,114,960

Consumer Discretionary — 4.0%
APi Group DE, Inc., 4.75%, 10/15/29(b)		1,283	1,122,592
Carnival Corp.
7.63%, 03/01/26(b)		842	819,084
7.63%, 03/01/26(c)	EUR	206	213,773
5.75%, 03/01/27(b)	USD	4,944	4,475,428
9.88%, 08/01/27(b)		1,240	1,294,467
6.00%, 05/01/29(b)		2,935	2,503,505
7.00%, 08/15/29(b)		878	865,731
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28(b)		11,734	12,582,004
CoreLogic, Inc., 4.50%, 05/01/28(b)		2,567	1,947,788
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		561	549,780

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Life Time, Inc.(b)
5.75%, 01/15/26	USD	1,652	$1,600,762
8.00%, 04/15/26		1,262	1,239,915
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		1,551	1,452,124
NCL Corp. Ltd.(b)
5.88%, 03/15/26		2,002	1,848,333
8.38%, 02/01/28		719	729,330
7.75%, 02/15/29		1,692	1,570,392
NCL Finance Ltd., 6.13%, 03/15/28(b)		849	749,243
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		1,612	1,459,363
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		261	275,518
4.25%, 07/01/26		462	423,604
5.50%, 08/31/26		258	243,526
5.38%, 07/15/27		868	803,336
11.63%, 08/15/27		860	933,012
5.50%, 04/01/28		2,640	2,420,858
8.25%, 01/15/29		923	952,471
9.25%, 01/15/29		1,779	1,879,401
7.25%, 01/15/30		1,599	1,584,756
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(c)	EUR	88	90,197
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(c)		220	224,352
TUI Cruises GmbH, 6.50%, 05/15/26(c)		100	99,669
Viking Cruises Ltd.(b)
5.88%, 09/15/27	USD	1,436	1,310,637
7.00%, 02/15/29		269	247,480
9.13%, 07/15/31		3,467	3,468,595
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		886	801,830

			52,782,856

Consumer Finance — 3.1%
Block, Inc.
2.75%, 06/01/26		3,632	3,266,614
3.50%, 06/01/31		8,304	6,523,300
Capital One Financial Corp., (1-day SOFR + 2.86%), 6.38%, 06/08/34(a)		520	490,732
Encore Capital Group, Inc., 5.38%, 02/15/26(c)	GBP	100	111,867
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(k) .	USD	6,205	6,213,687
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP	100	114,995
Navient Corp.
5.88%, 10/25/24	USD	1,965	1,933,992
9.38%, 07/25/30		805	793,931
Nexi SpA, 0.00%, 02/24/28(c)(l)(m)	EUR	300	241,048
OneMain Finance Corp.
6.88%, 03/15/25	USD	1,060	1,051,597
7.13%, 03/15/26		809	792,320
6.63%, 01/15/28		3,592	3,314,231
5.38%, 11/15/29		705	590,438
4.00%, 09/15/30		558	418,698
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		3,237	3,052,038
SLM Corp., 3.13%, 11/02/26		930	806,676
Verscend Escrow Corp., 9.75%, 08/15/26(b)		10,288	10,289,790

			40,005,954

Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
4.63%, 01/15/27		373	352,193

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) (continued)
5.88%, 02/15/28	USD	1,328	$1,278,172
6.50%, 02/15/28		4,762	4,706,650
3.50%, 03/15/29		1,573	1,341,117
4.88%, 02/15/30		1,210	1,090,239
Bellis Acquisition Co. PLC(c)
3.25%, 02/16/26	GBP	200	211,873
4.50%, 02/16/26		328	354,638
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	1,415	1,339,627
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		100	92,235
4.13%, 01/31/30		205	175,305
4.38%, 01/31/32		744	623,277
Performance Food Group, Inc.(b)
5.50%, 10/15/27		2,744	2,599,778
4.25%, 08/01/29		86	74,290
Picard Groupe SAS, 3.88%, 07/01/26(c)	EUR	112	109,543
Post Holdings, Inc.(b)
5.50%, 12/15/29	USD	937	849,371
4.50%, 09/15/31		141	117,353
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	110,785
U.S. Foods, Inc.
6.88%, 09/15/28	USD	1,023	1,020,852
4.75%, 02/15/29(b)		224	200,204
4.63%, 06/01/30(b)		149	129,451
7.25%, 01/15/32(b)		1,232	1,230,756
United Natural Foods, Inc., 6.75%, 10/15/28(b)		454	346,084

			18,353,793

Containers & Packaging — 1.0%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(c)	EUR	109	96,600
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	4,208	3,912,546
8.75%, 04/15/30		4,005	3,434,926
Crown European Holdings SA, 5.00%, 05/15/28(c)	EUR	100	105,213
Fiber Bidco SpA, 11.00%, 10/25/27(c)		100	112,729
Graphic Packaging International LLC
4.75%, 07/15/27(b)	USD	574	541,070
3.50%, 03/15/28(b)		35	30,707
2.63%, 02/01/29(c)	EUR	556	509,926
Kleopatra Finco SARL, 4.25%, 03/01/26(c)		100	88,195
LABL, Inc., 5.88%, 11/01/28(b)	USD	1,085	974,025
OI European Group BV, 6.25%, 05/15/28	EUR	620	666,245
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)	USD	1,256	1,227,740
Sealed Air Corp., 5.00%, 04/15/29(b)		322	289,517
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		1,001	969,489
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		565	590,425

			13,549,353

Diversified Consumer Services — 3.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		11,899	11,274,776
9.75%, 07/15/27		3,520	3,148,338
6.00%, 06/01/29		7,236	5,394,348
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		5,681	4,723,576

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (continued)
4.88%, 06/01/28(c)	GBP	100	$96,906
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.28%, 05/15/28(a)(c)	EUR	100	104,800
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28	USD	6,415	5,553,468
4.88%, 07/01/29		4,846	4,130,474
Garda World Security Corp.(b) 4.63%, 02/15/27		595	544,461
7.75%, 02/15/28		2,979	2,920,619
Graham Holdings Co., 5.75%, 06/01/26(b)		705	680,325
Macquarie Airfinance Holdings Ltd. 8.38%, 05/01/28(b)		579	586,961
8.13%, 03/30/29		946	947,277
Rekeep SpA, 7.25%, 02/01/26(c)	EUR	100	95,613
Sotheby’s, 7.38%, 10/15/27(b)	USD	5,001	4,603,010

			44,804,952

Diversified REITs — 1.7%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		590	456,804
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		1,021	907,499
Iron Mountain, Inc.(b) 7.00%, 02/15/29		3,430	3,354,654
5.63%, 07/15/32		3,252	2,807,458
MPT Operating Partnership LP/MPT Finance Corp. 2.55%, 12/05/23	GBP	556	658,350
2.50%, 03/24/26		793	732,892
4.63%, 08/01/29	USD	4,183	2,962,666
3.50%, 03/15/31		30	18,734
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27		1,591	1,447,810
7.25%, 07/15/28		1,748	1,717,398
4.50%, 02/15/29(b)		5,411	4,636,984
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		1,279	1,047,424
Service Properties Trust, 7.50%, 09/15/25		894	878,297
VICI Properties LP, 4.95%, 02/15/30		1,185	1,084,237

			22,711,207

Diversified Telecommunication Services — 2.9%
Altice Financing SA, 5.75%, 08/15/29(b)		2,143	1,756,261
Cellnex Telecom SA, 2.13%, 08/11/30	EUR	200	200,991
Level 3 Financing, Inc.(b) 3.40%, 03/01/27	USD	6,723	6,295,282
4.63%, 09/15/27		5,053	3,633,951
3.63%, 01/15/29		416	232,960
10.50%, 05/15/30		6,268	6,309,294
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		1,987	1,308,340
SoftBank Group Corp.(c) 2.13%, 07/06/24	EUR	249	255,029
4.75%, 07/30/25		100	103,748
3.88%, 07/06/32		200	161,213
Telecom Italia Capital SA 6.38%, 11/15/33	USD	1,478	1,281,533
6.00%, 09/30/34		2,470	2,059,440
7.20%, 07/18/36		227	201,981
7.72%, 06/04/38		238	217,770
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	93,020

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA
5.30%, 05/30/24(b)	USD	322	$316,587
2.75%, 04/15/25(c)	EUR	139	140,132
3.00%, 09/30/25(c)		100	100,354
7.88%, 07/31/28		113	123,674
7.88%, 07/31/28(c)		100	109,446
1.63%, 01/18/29(c)		143	118,110
Telecom Italia SpA/Milano, 6.88%, 02/15/28(c)		218	231,667
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27	USD	13,108	9,724,635
6.13%, 03/01/28		3,999	2,570,236

			37,545,654

Electric Utilities — 0.4%
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		2,200	1,940,877
EDP - Energias de Portugal SA(a)(c)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	97,399
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	187,133
Electricite de France SA, (5-year CMT + 5.41%), 9.13%(a)(b)(j)	USD	535	557,329
NextEra Energy Operating Partners LP, 3.88%, 10/15/26(b)		654	592,142
Palomino Funding Trust I, 7.23%, 05/17/28(b)		682	684,428
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		716	733,973
TransAlta Corp., 7.75%, 11/15/29		590	597,375

			5,390,656

Electrical Equipment(b) — 0.6%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		2,205	2,148,745
GrafTech Finance, Inc., 4.63%, 12/15/28		186	143,833
Regal Rexnord Corp.
6.05%, 04/15/28		3,214	3,126,150
6.30%, 02/15/30		1,055	1,019,101
6.40%, 04/15/33		1,095	1,054,712

			7,492,541

Electronic Equipment, Instruments & Components(b) — 0.6%
BWX Technologies, Inc., 4.13%, 06/30/28		1,495	1,321,737
Coherent Corp., 5.00%, 12/15/29		1,614	1,399,403
Imola Merger Corp., 4.75%, 05/15/29		107	93,775
Vertiv Group Corp., 4.13%, 11/15/28		5,085	4,469,770

			7,284,685

Energy Equipment & Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		3,608	3,490,170
6.25%, 04/01/28		801	745,750
Enerflex Ltd., 9.00%, 10/15/27(b)		1,227	1,211,663
Nine Energy Service, Inc., 13.00%, 02/01/28		478	435,965
Oceaneering International, Inc., 6.00%, 02/01/28(b)(k)		369	347,622
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		510	511,832
Seadrill Finance Ltd., 8.38%, 08/01/30		1,273	1,296,067
Shelf Drilling Holdings, 9.63%, 04/15/29		1,063	1,051,041
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		3,626	3,551,823
6.88%, 09/01/27		1,338	1,297,128
Vallourec SA, 8.50%, 06/30/26(c)	EUR	138	145,901

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	728	$728,073
8.63%, 04/30/30		1,785	1,798,664

			16,611,699

Entertainment — 0.1%
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29(b)		800	800,000
7.25%, 04/30/30(c)	EUR	100	106,571
Pinnacle Bidco PLC
8.25%, 10/11/28		100	105,336
10.00%, 10/11/28	GBP	100	121,808

			1,133,715

Environmental, Maintenance & Security Service — 1.5%
Clean Harbors, Inc., 6.38%, 02/01/31(b)	USD	1,231	1,196,988
Covanta Holding Corp.
4.88%, 12/01/29(b)		2,689	2,206,056
5.00%, 09/01/30		520	414,961
GFL Environmental, Inc.(b)
3.75%, 08/01/25		964	913,758
5.13%, 12/15/26		218	207,664
4.00%, 08/01/28		3,809	3,328,177
3.50%, 09/01/28		280	241,055
4.75%, 06/15/29		2,070	1,840,040
4.38%, 08/15/29		3,161	2,745,676
Tervita Corp., 11.00%, 12/01/25(b)		415	433,868
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		7,103	6,632,613

			20,160,856

Financial Services — 2.8%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		2,432	2,000,320
Aircastle Ltd., 6.50%, 07/18/28(b)		719	705,108
Banco Santander SA, 6.92%, 08/08/33		1,000	955,484
Barclays PLC, 5.20%, 05/12/26		800	770,712
BNP Paribas SA, (5-year CMT + 4.35%), 8.50%(a)(b)(j)		2,200	2,152,310
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		178	162,578
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,175	2,078,480
Enact Holdings, Inc., 6.50%, 08/15/25(b)		2,158	2,125,434
Freedom Mortgage Corp., 12.25%, 10/01/30		537	548,894
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(c)	EUR	100	81,012
GGAM Finance Ltd.(b)
7.75%, 05/15/26	USD	237	234,631
8.00%, 06/15/28		237	236,533
Global Aircraft Leasing Co. Ltd.(b)(h)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		708	674,120
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		1,562	1,488,438
Home Point Capital, Inc., 5.00%, 02/01/26(b)		7,074	6,607,797
Intrum AB(c) 3.13%, 07/15/24	EUR	61	62,284
4.88%, 08/15/25		100	95,887
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	USD	1,268	1,105,595
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		1,679	1,413,728

Security		Par (000)	Value

Financial Services (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b) 5.25%, 10/01/25	USD	241	$232,035
4.75%, 06/15/29		1,196	966,135
Lloyds Banking Group PLC, (5-year EURIBOR ICE Swap + 5.29%), 4.95%(a)(c)(j)	EUR	200	196,035
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27	USD	85	80,318
5.75%, 11/15/31		1,420	1,174,655
Permian Resources Operating LLC, 7.00%, 01/15/32		953	939,860
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b) 2.88%, 10/15/26		6,328	5,573,006
3.88%, 03/01/31		605	482,409
4.00%, 10/15/33		431	325,484
Spectrum Brands, Inc., 5.50%, 07/15/30(b)		996	903,071
UBS Group AG(a)(b)
(1-year CMT + 1.80%), 6.25%, 09/22/29		1,104	1,092,418
(5-year CMT + 3.31%), 4.38%(j)		950	680,602
UniCredit SpA, (5-year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(c)	EUR	200	185,937

			36,331,310

Food Products — 1.5%
Aramark International Finance SARL, 3.13%, 04/01/25(c)		582	603,382
Aramark Services, Inc.(b) 5.00%, 04/01/25	USD	338	332,224
6.38%, 05/01/25		1,513	1,537,117
5.00%, 02/01/28		5,337	4,935,836
B&G Foods, Inc., 8.00%, 09/15/28		593	593,809
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25		6,490	6,428,864
4.63%, 11/15/28		3,990	3,519,100
Darling Global Finance BV, 3.63%, 05/15/26(c)	EUR	457	467,480
Elior Group SA, 3.75%, 07/15/26(c)		112	93,037
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD	512	420,007
Tereos Finance Groupe I SA, 7.25%, 04/15/28(c)	EUR	100	107,818

			19,038,674

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	USD	537	448,250

Ground Transportation — 0.2%
Forward Air Corp., 9.50%, 10/15/31		1,907	1,905,665

Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc. 2.63%, 11/01/25(c)	EUR	527	531,642
3.88%, 07/15/28(c)		100	96,897
4.63%, 07/15/28(b)	USD	2,380	2,169,795
3.88%, 11/01/29(b)		6,485	5,542,537
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)		6,405	6,424,023
Embecta Corp., 6.75%, 02/15/30(b)		194	158,595
Garden Spinco Corp., 8.63%, 07/20/30(b)		963	1,005,233

			15,928,722

Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.(b) 5.50%, 07/01/28		286	265,970

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Acadia Healthcare Co., Inc.(b) (continued) 5.00%, 04/15/29	USD	146	$131,267
AdaptHealth LLC, 6.13%, 08/01/28(b)		1,120	966,733
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		1,951	1,638,840
CHS/Community Health Systems, Inc.(b) 6.00%, 01/15/29		2,761	2,229,731
5.25%, 05/15/30		4,538	3,449,681
4.75%, 02/15/31		3,526	2,495,421
Encompass Health Corp. 4.50%, 02/01/28		2,223	2,025,413
4.75%, 02/01/30		35	30,964
4.63%, 04/01/31		1,119	948,552
HealthEquity, Inc., 4.50%, 10/01/29(b)		3,489	3,005,338
IQVIA, Inc., 6.50%, 05/15/30(b)		1,212	1,186,268
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		664	571,040
LifePoint Health, Inc. 9.88%, 08/15/30		1,870	1,810,403
11.00%, 10/15/30		2,060	2,060,000
Medline Borrower LP(b) 3.88%, 04/01/29		1,055	891,921
5.25%, 10/01/29		5,836	5,044,033
ModivCare, Inc., 5.88%, 11/15/25(b)		1,982	1,884,010
Molina Healthcare, Inc.(b) 4.38%, 06/15/28		294	263,438
3.88%, 05/15/32		149	119,496
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		259	239,479
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		499	483,087
Surgery Center Holdings, Inc.(b) 6.75%, 07/01/25		997	989,523
10.00%, 04/15/27		1,948	1,969,915
Teleflex, Inc., 4.63%, 11/15/27		80	73,400
Tenet Healthcare Corp. 4.88%, 01/01/26		3,460	3,314,783
6.25%, 02/01/27		2,018	1,952,602
5.13%, 11/01/27		140	130,289
6.13%, 10/01/28		596	559,495
6.13%, 06/15/30		3,898	3,654,567
6.75%, 05/15/31(b)		6,830	6,587,332

			50,972,991

Health Care Technology — 1.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		11,001	9,202,416
Catalent Pharma Solutions, Inc. 5.00%, 07/15/27(b)		1,132	1,038,512
2.38%, 03/01/28(c)	EUR	100	88,280
3.13%, 02/15/29(b)	USD	3,032	2,486,831
3.50%, 04/01/30(b)		303	249,466
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)		618	554,208
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		1,036	1,008,044
IQVIA, Inc. 1.75%, 03/15/26(c)	EUR	330	324,526
5.00%, 10/15/26(b)	USD	1,054	1,007,678
5.00%, 05/15/27(b)		200	188,516
2.25%, 03/15/29(c)	EUR	100	88,304

			16,236,781

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 6.5%
Accor SA, (5-year EUR Swap + 4.56%), 4.38%(a)(c)(j)	EUR	200	$209,329
Boyne USA, Inc., 4.75%, 05/15/29(b)	USD	1,752	1,532,396
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) 3.88%, 01/15/28		495	444,035
4.38%, 01/15/28		1,545	1,392,583
4.00%, 10/15/30		235	195,279
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25		8,899	8,777,197
8.13%, 07/01/27		8,705	8,746,497
4.63%, 10/15/29		3,368	2,852,898
7.00%, 02/15/30		6,747	6,565,247
CCM Merger, Inc., Series 2020, 6.38%, 05/01/26(b)		485	463,888
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		526	475,198
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
Series 2020, 5.38%, 04/15/27		406	380,255
Series 2020, 6.50%, 10/01/28		293	277,002
Churchill Downs, Inc.(b) 5.50%, 04/01/27		850	810,212
4.75%, 01/15/28		4,469	4,031,222
6.75%, 05/01/31		10,229	9,666,405
Cirsa Finance International SARL 4.75%, 05/22/25(c)	EUR	147	153,654
(3-mo. EURIBOR + 4.50%), 8.19%, 07/31/28		100	105,780
Codere Finance 2 Luxembourg SA, (8.00% Cash and 3.00% PIK), 11.00%, 09/30/26(c)(h)		133	96,169
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b) 4.63%, 01/15/29	USD	1,524	1,291,590
6.75%, 01/15/30		318	259,202
Hilton Domestic Operating Co., Inc. 5.75%, 05/01/28(b)		1,133	1,095,297
3.75%, 05/01/29(b)		544	470,456
4.88%, 01/15/30		1,860	1,692,744
4.00%, 05/01/31(b)		1,094	919,700
3.63%, 02/15/32(b)		240	193,487
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		240	228,301
IRB Holding Corp., 7.00%, 06/15/25(b)		794	794,206
LHMC Finco 2 SARL, 7.25%, 10/02/25(c)(h)	EUR	100	103,214
Light & Wonder International, Inc., 7.50%, 09/01/31	USD	1,008	996,258
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		1,313	1,310,137
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.93%, 06/01/28(a)(c)	EUR	195	207,761
Melco Resorts Finance Ltd.(b) 4.88%, 06/06/25	USD	1,071	1,011,399
5.75%, 07/21/28		600	520,320
5.38%, 12/04/29		3,257	2,676,309
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		1,386	1,323,457
MGM China Holdings Ltd.(b) 5.38%, 05/15/24		200	196,543
5.25%, 06/18/25		600	573,444
5.88%, 05/15/26		200	189,516
4.75%, 02/01/27		440	395,635

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD	578	$492,092
Motion Bondco DAC, 6.63%, 11/15/27(b)		450	416,250
Ontario Gaming GTA LP, 8.00%, 08/01/30		852	852,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)		1,188	914,760
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		973	910,971
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)		626	539,925
Scientific Games International, Inc.(b) 7.00%, 05/15/28		706	693,934
7.25%, 11/15/29		241	236,180
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		3,666	3,441,934
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		1,358	1,354,559
Station Casinos LLC, 4.63%, 12/01/31(b)		3,720	2,975,565
Stonegate Pub Co. Financing PLC, 8.00%, 07/13/25(c)	GBP	159	180,416
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	811	806,629
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		1,353	1,258,554
Wynn Macau Ltd.(b) 5.50%, 01/15/26		400	370,976
5.63%, 08/26/28		3,847	3,318,038
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b) 5.13%, 10/01/29		1,884	1,646,855
7.13%, 02/15/31		1,419	1,346,949

			85,380,809

Household Durables — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
Series B, 6.63%, 01/15/28		406	383,029
Series B, 4.63%, 08/01/29		547	461,594
Series B, 4.63%, 04/01/30		636	520,626
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) 5.00%, 06/15/29		1,154	949,823
4.88%, 02/15/30		1,424	1,158,111
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		1,328	1,279,661
Dream Finders Homes, Inc., 8.25%, 08/15/28		607	611,109
Installed Building Products, Inc., 5.75%, 02/01/28(b)		723	665,476
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		378	385,295
KB Home, 7.25%, 07/15/30		328	322,197
Mattamy Group Corp., 4.63%, 03/01/30(b)		1,582	1,346,408
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		1,738	1,111,799
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,431	1,360,426
Tempur Sealy International, Inc.(b) 4.00%, 04/15/29		19	15,857
3.88%, 10/15/31		1,724	1,329,992

			11,901,403

Security		Par (000)	Value

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28	USD	280	$261,129
4.13%, 10/15/30		349	290,966

			552,095

Independent Power and Renewable Electricity Producers — 0.4%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		910	911,192
Calpine Corp.(b)
5.25%, 06/01/26		136	132,040
5.13%, 03/15/28		300	267,131
4.63%, 02/01/29		2,297	1,923,410
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		133	118,950
3.75%, 02/15/31		91	71,781
3.75%, 01/15/32		104	80,848
Cullinan Holdco Scsp, 4.63%, 10/15/26(c)	EUR	100	77,348
NRG Energy, Inc., 7.00%, 03/15/33(b)	USD	980	946,851

			4,529,551

Insurance — 3.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		706	593,283
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		2,522	2,258,047
6.75%, 10/15/27		12,795	11,899,499
6.75%, 04/15/28		3,437	3,316,892
5.88%, 11/01/29		6,012	5,206,504
AmWINS Group, Inc., 4.88%, 06/30/29(b)		1,494	1,309,086
Ardonagh Midco 2 PLC, (11.50% Cash or 12.75% PIK), 11.50%, 01/15/27(b)(h)		284	277,770
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	100	112,859
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	1,586	1,558,972
HUB International Ltd.(b)
7.00%, 05/01/26		6,223	6,209,323
7.25%, 06/15/30		8,297	8,281,817
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		2,698	2,717,806
10.50%, 12/15/30		1,397	1,421,356
Liberty Mutual Group, Inc., (5-year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	100,456
NFP Corp., 8.50%, 10/01/31	USD	995	996,510
Ryan Specialty LLC, 4.38%, 02/01/30(b)		168	146,298

			46,406,478

Interactive Media & Services — 0.1%
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		1,201	921,688
iliad SA(c)
5.38%, 06/14/27	EUR	100	102,744
5.63%, 02/15/30		100	100,703
United Group BV, 4.00%, 11/15/27(c)		100	91,981

			1,217,116

Internet Software & Services — 1.7%
ANGI Group LLC, 3.88%, 08/15/28(b)	USD	869	679,971
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)		298	250,723
Match Group Holdings II LLC(b) 4.63%, 06/01/28		2,149	1,926,611
5.63%, 02/15/29		2,261	2,085,772
4.13%, 08/01/30		872	719,540

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Match Group Holdings II LLC(b) (continued) 3.63%, 10/01/31	USD	464	$366,152
Uber Technologies, Inc. 7.50%, 05/15/25(b)		2,820	2,837,625
0.00%, 12/15/25(l)(m)		1,757	1,639,134
8.00%, 11/01/26(b)		2,453	2,481,835
7.50%, 09/15/27(b)		2,568	2,589,325
6.25%, 01/15/28(b)		1,356	1,325,985
4.50%, 08/15/29(b)		5,966	5,332,749

			22,235,422

IT Services — 2.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		886	748,386
Atos SE(c) 0.00%, 11/06/24(l)(m)	EUR	200	176,743
2.50%, 11/07/28		100	71,828
Banff Merger Sub, Inc., 8.38%, 09/01/26(c)		100	103,860
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(b)	USD	2,334	2,058,588
CA Magnum Holdings, 5.38%, 10/31/26(b)		2,652	2,339,966
Camelot Finance SA, 4.50%, 11/01/26(b)		334	308,345
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29		2,401	2,392,116
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		5,191	4,475,356
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR	100	105,646
Gartner, Inc., 4.50%, 07/01/28(b)	USD	105	95,793
KBR, Inc., 4.75%, 09/30/28(b)		1,160	1,020,800
La Financiere Atalian SASU, 5.13%, 05/15/25(c)	EUR	200	155,204
McAfee Corp., 7.38%, 02/15/30(b)	USD	6,948	5,816,816
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		265	244,983
Science Applications International Corp., 4.88%, 04/01/28(b)		1,024	929,331
Twilio, Inc.
3.63%, 03/15/29		4,541	3,801,468
3.88%, 03/15/31		2,101	1,708,287
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		5,864	4,887,321

			31,440,837

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28		449	452,368
Mattel, Inc. 6.20%, 10/01/40		169	150,523
5.45%, 11/01/41		484	399,216

			1,002,107

Life Sciences Tools & Services — 0.4%
Star Parent, Inc., 9.00%, 10/01/30		4,632	4,680,649

Machinery — 1.9%
Chart Industries, Inc.(b)
7.50%, 01/01/30		3,372	3,390,478
9.50%, 01/01/31		502	533,529
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		1,846	1,749,085
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		1,662	1,645,413
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(c)	EUR	100	93,461
Madison IAQ LLC, 5.88%, 06/30/29(b)	USD	1,905	1,533,986
OT Merger Corp., 7.88%, 10/15/29(b)		621	380,005
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(c)	EUR	129	135,349

Security		Par (000)	Value

Machinery (continued)
Terex Corp., 5.00%, 05/15/29(b)	USD	1,766	$1,581,497
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		4,803	4,706,940
TK Elevator Holdco GmbH 6.63%, 07/15/28(c)	EUR	900	829,016
7.63%, 07/15/28(b)	USD	2,845	2,589,598
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	992	948,842
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	4,835	4,431,415

			24,548,614

Media — 11.6%
Altice Financing SA 5.00%, 01/15/28(b)		3,071	2,622,275
4.25%, 08/15/29(c)	EUR	101	88,629
AMC Networks, Inc., 4.75%, 08/01/25	USD	1,038	957,629
Banijay Entertainment SASU 7.00%, 05/01/29(c)	EUR	113	118,417
8.13%, 05/01/29(b)	USD	480	476,405
Cable One, Inc. 0.00%, 03/15/26(l)(m)		475	388,550
1.13%, 03/15/28(l)		1,164	866,016
4.00%, 11/15/30(b)		2,710	2,064,478
CCO Holdings LLC/CCO Holdings Capital Corp.(b) 4.75%, 03/01/30		492	413,010
4.25%, 02/01/31		1,212	964,799
7.38%, 03/01/31		22,351	21,587,242
4.75%, 02/01/32		3,977	3,181,600
4.25%, 01/15/34		79	58,166
Clear Channel International BV, 6.63%, 08/01/25(b)		2,360	2,333,090
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/27(b)		1,421	1,261,837
9.00%, 09/15/28		3,629	3,593,944
7.50%, 06/01/29(b)		9,625	7,359,602
CMG Media Corp., 8.88%, 12/15/27(b)		1,482	1,159,991
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		9,224	8,603,204
CSC Holdings LLC(b) 5.50%, 04/15/27		2,570	2,202,683
11.25%, 05/15/28		8,654	8,620,135
6.50%, 02/01/29		205	169,829
4.13%, 12/01/30		5,359	3,792,640
DISH DBS Corp., 5.75%, 12/01/28(b)		5,230	4,020,562
DISH Network Corp., 11.75%, 11/15/27(b)		4,800	4,835,837
Eutelsat SA, 1.50%, 10/13/28(c)	EUR	200	156,459
Frontier Communications Holdings LLC(b) 5.00%, 05/01/28	USD	345	294,569
8.75%, 05/15/30		12,473	11,842,805
GCI LLC, 4.75%, 10/15/28(b)		498	429,525
Global Switch Holdings Ltd., 2.25%, 05/31/27(c)	EUR	106	103,213
Gray Television, Inc.(b) 5.88%, 07/15/26	USD	933	838,281
7.00%, 05/15/27		1,087	934,820
Hughes Satellite Systems Corp., 5.25%, 08/01/26		383	344,388
Iliad Holding SASU(b) 6.50%, 10/15/26		7,379	6,932,666
7.00%, 10/15/28		941	856,570
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		4,217	3,873,314

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)	USD	1,228	$441,935
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		1,076	709,414
Live Nation Entertainment, Inc.(b) 5.63%, 03/15/26		104	99,854
6.50%, 05/15/27		8,159	8,044,704
4.75%, 10/15/27		3,015	2,760,609
3.75%, 01/15/28		799	705,118
Lorca Telecom Bondco SA, 4.00%, 09/18/27(c)	EUR	274	268,838
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	972	899,100
Nexstar Media, Inc., 5.63%, 07/15/27(b)		275	244,727
Odeon Finco PLC, 12.75%, 11/01/27(b)		303	301,324
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		1,625	1,431,757
4.25%, 01/15/29		1,148	910,961
4.63%, 03/15/30		1,362	1,070,682
Pinewood Finance Co. Ltd., 3.63%, 11/15/27(c)	GBP	100	106,156
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/28(b)	USD	4,185	2,197,125
RCS & RDS SA, 2.50%, 02/05/25(c)	EUR	200	202,673
Sable International Finance Ltd., 5.75%, 09/07/27(b)	USD	539	487,121
SES SA, (5-year EUR Swap + 5.40%), 5.63%(a)(c)(j)	EUR	100	104,980
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	USD	549	340,418
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		6,532	5,966,329
Stagwell Global LLC, 5.63%, 08/15/29(b)		553	446,548
Summer BC Holdco B SARL, 5.75%, 10/31/26(c)	EUR	100	96,871
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(h)		295	300,844
TEGNA, Inc., 4.75%, 03/15/26(b)		240	227,400
Tele Columbus AG, 3.88%, 05/02/25(c)	EUR	285	173,257
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	2,000	1,800,000
Univision Communications, Inc.(b) 6.63%, 06/01/27		1,630	1,518,063
8.00%, 08/15/28		1,813	1,757,703
7.38%, 06/30/30		892	815,196
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		1,894	1,536,943
UPC Holding BV, 3.88%, 06/15/29(c)	EUR	100	87,370
Virgin Media Secured Finance PLC, 5.00%, 04/15/27(c)	GBP	142	160,508
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)		100	101,268
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD	2,360	2,036,492
VZ Secured Financing BV, 3.50%, 01/15/32(c)	EUR	170	137,913
Warnermedia Holdings, Inc. 5.14%, 03/15/52	USD	2,611	1,940,079
5.39%, 03/15/62		1,336	986,748
Ziggo Bond Co. BV(b) 6.00%, 01/15/27		291	266,408
5.13%, 02/28/30		868	647,541
Ziggo BV, 4.88%, 01/15/30(b)		1,165	949,072

			151,627,229

Security		Par (000)	Value

Metals & Mining — 3.8%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	USD	730	$726,365
ATI, Inc. 5.88%, 12/01/27		1,060	1,004,350
4.88%, 10/01/29		550	483,853
7.25%, 08/15/30		2,764	2,743,270
5.13%, 10/01/31		1,063	919,875
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(b)		6,251	6,176,238
Carpenter Technology Corp. 6.38%, 07/15/28		379	365,532
7.63%, 03/15/30		1,152	1,153,440
Constellium SE 4.25%, 02/15/26(c)	EUR	394	406,205
5.63%, 06/15/28(b)	USD	4,620	4,346,595
3.75%, 04/15/29(b)		6,457	5,410,428
ERO Copper Corp., 6.50%, 02/15/30(b)		1,008	870,045
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)		1,764	1,755,180
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28		5,292	4,620,921
4.50%, 06/01/31		3,179	2,518,177
Mineral Resources Ltd., 9.25%, 10/01/28		155	156,550
New Gold, Inc., 7.50%, 07/15/27(b)		2,345	2,189,020
Novelis Corp.(b) 3.25%, 11/15/26		1,794	1,602,215
4.75%, 01/30/30		7,524	6,511,644
3.88%, 08/15/31		6,036	4,820,255
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	1,029	938,075
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	577	423,968

			50,142,201

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(b)		157	156,680

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		1,593	1,614,904
UGI International LLC, 2.50%, 12/01/29(c)	EUR	100	87,200

			1,702,104

Offshore Drilling & Other Services(b) — 0.6%
Entegris Escrow Corp., 4.75%, 04/15/29	USD	8,811	7,921,162
Entegris, Inc., 4.38%, 04/15/28		511	454,829

			8,375,991

Oil, Gas & Consumable Fuels — 16.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		3,665	3,636,083
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(b)		2,034	1,941,359
Antero Resources Corp., 7.63%, 02/01/29(b)		410	415,517
Apache Corp., 5.35%, 07/01/49		265	203,023
Arcosa, Inc., 4.38%, 04/15/29(b)		1,988	1,734,933
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
Series B, 9.00%, 11/01/27		3,140	3,956,400
Series B, 8.25%, 12/31/28		4,696	4,647,131
Series B, 5.88%, 06/30/29		1,814	1,631,175
Baytex Energy Corp., 8.50%, 04/30/30(b)		756	764,941
Buckeye Partners LP
4.13%, 03/01/25(b)		34	32,297
5.85%, 11/15/43		816	595,676

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued) 5.60%, 10/15/44	USD	553	$393,475
Callon Petroleum Co. 6.38%, 07/01/26		929	911,731
8.00%, 08/01/28(b)		4,224	4,230,032
7.50%, 06/15/30(b)		4,815	4,668,512
Cellnex Finance Co. SA(c) 1.00%, 09/15/27	EUR	100	91,557
1.50%, 06/08/28		100	91,257
2.00%, 09/15/32		100	82,418
2.00%, 02/15/33		200	162,862
Cellnex Telecom SA(c) 1.75%, 10/23/30		100	85,767
Series CLNX, 0.75%, 11/20/31(l)		100	81,086
Chesapeake Energy Corp., 6.75%, 04/15/29(b)	USD	2,403	2,351,583
CITGO Petroleum Corp.(b) 7.00%, 06/15/25		2,745	2,704,176
8.38%, 01/15/29		2,678	2,674,520
Civitas Resources, Inc.(b) 8.38%, 07/01/28		4,296	4,371,180
8.75%, 07/01/31		3,369	3,441,329
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		520	432,843
CNX Resources Corp., 7.38%, 01/15/31(b)		473	463,706
Comstock Resources, Inc.(b) 6.75%, 03/01/29		4,211	3,873,666
5.88%, 01/15/30		1,377	1,191,973
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		7,148	6,335,616
Crescent Energy Finance LLC(b) 7.25%, 05/01/26		5,449	5,340,020
9.25%, 02/15/28		2,427	2,477,846
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
6.00%, 02/01/29		1,687	1,628,461
8.00%, 04/01/29		265	271,820
7.38%, 02/01/31		921	937,992
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25		3,586	3,528,445
5.00%, 05/01/29		240	224,870
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30		1,138	1,138,159
DT Midstream, Inc., 4.13%, 06/15/29(b)		4,234	3,662,586
Dycom Industries, Inc., 4.50%, 04/15/29(b)		90	77,850
Earthstone Energy Holdings LLC(b) 8.00%, 04/15/27		1,407	1,440,093
9.88%, 07/15/31		1,614	1,755,179
eG Global Finance PLC(b) 6.75%, 02/07/25		1,070	1,051,275
8.50%, 10/30/25		1,467	1,443,785
Enbridge, Inc., (5-year CMT + 4.43%), 8.50%, 01/15/84		1,023	1,014,582
Energy Transfer LP, Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		2,326	2,137,246
EnLink Midstream LLC 5.63%, 01/15/28(b)		1,303	1,231,967
5.38%, 06/01/29		706	653,051
6.50%, 09/01/30(b)		3,361	3,260,277
EnLink Midstream Partners LP, 5.60%, 04/01/44		1,301	1,079,830
EnQuest PLC, 11.63%, 11/01/27(b)		200	188,494
EQM Midstream Partners LP 6.00%, 07/01/25(b)		634	624,156

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP (continued) 4.13%, 12/01/26	USD	361	$334,161
6.50%, 07/01/27(b)		1,843	1,799,647
7.50%, 06/01/30(b)		1,558	1,564,617
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		540	537,300
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25		667	655,537
7.75%, 02/01/28		275	260,691
8.88%, 04/15/30		512	499,911
Gulfport Energy Corp., 8.00%, 05/17/26(b)		152	152,190
Harbour Energy PLC, 5.50%, 10/15/26(b)		420	391,650
Harvest Midstream I LP, 7.50%, 09/01/28(b)		315	304,489
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		1,313	1,107,172
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 6.25%, 11/01/28		514	481,986
5.75%, 02/01/29		1,299	1,172,989
6.00%, 04/15/30		130	117,215
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		1,391	1,403,171
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)	EUR	200	184,779
ITT Holdings LLC, 6.50%, 08/01/29(b)	USD	1,889	1,601,161
Kinetik Holdings LP, 5.88%, 06/15/30(b)		1,274	1,194,375
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		135	130,292
Matador Resources Co. 5.88%, 09/15/26		2,078	2,005,533
6.88%, 04/15/28(b)		3,215	3,156,624
Murphy Oil Corp. 5.75%, 08/15/25		129	128,838
5.88%, 12/01/42		141	113,994
Nabors Industries Ltd.(b) 7.25%, 01/15/26		596	575,885
7.50%, 01/15/28		1,164	1,076,104
Nabors Industries, Inc. 5.75%, 02/01/25		3,806	3,725,122
7.38%, 05/15/27(b)		815	788,412
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	198,100
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		3,606	3,442,309
6.50%, 09/30/26		1,368	1,259,562
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		1,590	1,572,570
Noble Finance II LLC, 8.00%, 04/15/30(b)		1,620	1,641,186
Northern Oil and Gas, Inc.(b) 8.13%, 03/01/28		6,436	6,428,277
8.75%, 06/15/31		1,719	1,731,893
NuStar Logistics LP, 6.00%, 06/01/26		1,631	1,582,425
Occidental Petroleum Corp., 6.20%, 03/15/40		769	733,015
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		709	706,146
PDC Energy, Inc., 5.75%, 05/15/26		134	133,538
Permian Resources Operating LLC(b) 7.75%, 02/15/26		1,419	1,428,187
6.88%, 04/01/27		1,827	1,800,915
5.88%, 07/01/29		2,147	2,019,651
Precision Drilling Corp., 6.88%, 01/15/29(b)		76	71,987
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		607	546,279
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		452	402,593

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28	USD	1,771	$1,775,427
SM Energy Co. 5.63%, 06/01/25		933	913,127
6.75%, 09/15/26		659	646,888
6.63%, 01/15/27		85	83,300
6.50%, 07/15/28		548	526,080
Southwestern Energy Co. 5.38%, 02/01/29		800	736,790
4.75%, 02/01/32		2,256	1,936,298
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		238	230,678
5.88%, 03/15/28		352	337,679
7.00%, 09/15/28		1,009	995,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) 7.50%, 10/01/25		74	73,798
5.50%, 01/15/28		1,520	1,383,200
6.00%, 12/31/30		171	150,943
6.00%, 09/01/31		686	597,970
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(k)		670	670,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		518	527,065
Transocean, Inc.(b) 7.50%, 01/15/26		3,208	3,135,242
11.50%, 01/30/27		3,111	3,262,661
8.00%, 02/01/27		1,425	1,371,562
8.75%, 02/15/30		4,324	4,421,699
Valaris Ltd., 8.38%, 04/30/30(b)		4,059	4,062,044
Vantage Drilling International, 9.50%, 02/15/28(b)		2,353	2,305,940
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29		4,589	3,861,543
4.13%, 08/15/31		34	27,901
3.88%, 11/01/33		7,416	5,757,969
Venture Global LNG, Inc.(b) 8.13%, 06/01/28		6,959	6,890,404
8.38%, 06/01/31		10,557	10,378,187
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		807	763,581
Vital Energy, Inc. 10.13%, 01/15/28		1,179	1,201,703
9.75%, 10/15/30		1,180	1,206,294
Western Midstream Operating LP 5.45%, 04/01/44		1,001	806,912
5.30%, 03/01/48		1,851	1,444,784
5.50%, 08/15/48		703	558,968
5.25%, 02/01/50		2,857	2,225,700

			209,796,248

Passenger Airlines — 1.2%
Air France-KLM, 8.13%, 05/31/28(c)	EUR	100	110,069
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	350	329,437
American Airlines, Inc.(b) 11.75%, 07/15/25		273	293,473
7.25%, 02/15/28		345	329,857
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26		604	589,732
5.75%, 04/20/29		4,463	4,150,638
Deutsche Lufthansa AG, 3.50%, 07/14/29(c)	EUR	100	93,588

Security	Par (000)		Value

Passenger Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	USD	323	$290,654
International Consolidated Airlines Group SA, 3.75%, 03/25/29(c)	EUR	100	91,461
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	2,443	2,420,470
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		685	684,644
United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.88%, 07/15/27		181	175,240
United Airlines, Inc.(b) 4.38%, 04/15/26		215	198,830
4.63%, 04/15/29		6,123	5,262,906
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
7.88%, 05/01/27		700	602,875
6.38%, 02/01/30		862	665,770

			16,289,644

Personal Care Products — 0.1%
Coty, Inc. 3.88%, 04/15/26(c)	EUR	106	109,172
5.75%, 09/15/28		100	106,217
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC(b) Series 2020, 4.75%, 01/15/29	USD	83	74,847
Series 2020, 6.63%, 07/15/30		1,364	1,331,728

			1,621,964

Pharmaceuticals — 0.9%
Bayer AG, (5-year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(c)	EUR	200	197,692
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/28(b)	USD	743	674,146
Series SEP, 7.50%, 05/15/30(c)	EUR	105	111,138
Grifols Escrow Issuer SA, 3.88%, 10/15/28(c)		100	89,500
Gruenenthal GmbH, 4.13%, 05/15/28(c)		117	114,118
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	1,054	910,393
Organon & Co./Organon Foreign Debt Co-Issuer BV(b) 4.13%, 04/30/28		400	347,563
5.13%, 04/30/31		1,400	1,121,894
Rossini SARL, 6.75%, 10/30/25(c)	EUR	101	106,729
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/27		100	95,727
7.38%, 09/15/29		192	206,333
7.88%, 09/15/31		100	109,480
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26	USD	4,163	3,701,677
4.75%, 05/09/27		513	469,657
6.75%, 03/01/28		531	522,849
7.88%, 09/15/29		1,670	1,690,608
8.13%, 09/15/31		912	936,989

			11,406,493

Real Estate — 0.1%
VICI Properties LP, 5.63%, 05/15/52		868	718,786

Real Estate Management & Development — 0.6%
Adler Financing SARL, 12.50%, 06/30/25(h)	EUR	120	135,104
Adler Group SA, 21.00%, 07/31/25		100	105,725

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Agps Bondco PLC(c)(f)(i)
6.00%, 08/05/25	EUR	200	$91,431
5.50%, 11/13/26		200	83,755
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD	1,314	1,186,008
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp., Series AI, 7.00%, 04/15/30		1,781	1,607,172
Aroundtown SA, (5-year GBP Swap + 4.38%), 4.75%(a)(c)(j)	GBP	215	113,624
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	USD	1,451	1,338,693
8.88%, 09/01/31		785	759,487
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR	100	74,007
Greystar Real Estate Partners LLC, 7.75%, 09/01/30	USD	111	109,655
Heimstaden Bostad AB, (5-year EUR Swap + 3.15%), 2.63%(a)(c)(j)	EUR	375	171,473
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27 .		100	84,939
Howard Hughes Corp., 4.38%, 02/01/31(b)	USD	2,347	1,800,801
SBB Treasury OYJ(c)
0.75%, 12/14/28	EUR	156	95,180
1.13%, 11/26/29		100	60,152
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)	USD	190	165,728
Vivion Investments SARL, 3.00%, 08/08/24(c)	EUR	100	96,210

			8,079,144

Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	866	721,690

Semiconductors & Semiconductor Equipment — 0.5%
NCR Atleos Escrow Corp., 9.50%, 04/01/29		1,181	1,142,263
Sensata Technologies BV, 5.88%, 09/01/30(b)		1,209	1,126,333
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		3,152	2,721,769
Synaptics, Inc., 4.00%, 06/15/29(b)		1,613	1,330,725

			6,321,090

Software — 4.5%
Alteryx, Inc., 8.75%, 03/15/28(b)		1,309	1,303,157
Boxer Parent Co., Inc.
6.50%, 10/02/25(c)	EUR	173	181,212
7.13%, 10/02/25(b)	USD	3,099	3,083,508
9.13%, 03/01/26(b)		4,443	4,430,560
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		1,656	1,616,670
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		5,647	5,474,837
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		17,879	15,810,949
9.00%, 09/30/29		7,891	6,857,285
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		386	355,293
6.50%, 10/15/28		475	404,814
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		138	116,234
Elastic NV, 4.13%, 07/15/29(b)		3,665	3,121,317
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		400	344,392
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		676	555,626
MicroStrategy, Inc., 6.13%, 06/15/28(b)		2,441	2,167,950
Open Text Corp., 6.90%, 12/01/27(b)		5,026	5,037,439

Security	Par (000)		Value

Software (continued)
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	421	$351,535
Sabre GLBL, Inc., 8.63%, 06/01/27		2,275	1,928,760
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		6,469	6,104,408
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		165	137,860

			59,383,806

Specialized REITs — 0.3%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		4,056	3,972,660

Specialty Retail — 0.3%
Goldstory SASU, 5.38%, 03/01/26(c)	EUR	100	102,514
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	3,269	3,046,344
Staples, Inc., 7.50%, 04/15/26(b)		830	682,545

			3,831,403

Technology Hardware, Storage & Peripherals(b) — 0.3%
Seagate HDD Cayman
8.25%, 12/15/29		1,902	1,953,350
8.50%, 07/15/31		2,409	2,471,114

			4,424,464

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.(b)
4.25%, 03/15/29		217	179,540
4.13%, 08/15/31		282	218,182
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c)(f)(i)(l)	EUR	200	183,141
Hanesbrands, Inc.(b)
4.88%, 05/15/26	USD	956	876,423
9.00%, 02/15/31		604	575,700
Kontoor Brands, Inc., 4.13%, 11/15/29(b)		525	433,816
Levi Strauss & Co., 3.50%, 03/01/31(b)		318	251,479

			2,718,281

Trading Companies & Distributors — 0.0%
Rexel SA, 5.25%, 09/15/30	EUR	100	104,456

Transportation Infrastructure(c) — 0.1%
Azzurra Aeroporti SpA, 2.13%, 05/30/24		288	297,465
Gatwick Airport Finance PLC, 4.38%, 04/07/26	GBP	100	112,920
Heathrow Finance PLC, 3.88%, 03/01/27(n)		221	235,937

			646,322

Utilities — 0.2%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27(c)	EUR	100	98,344
Vistra Operations Co. LLC(b)
7.75%, 10/15/31	USD	1,690	1,664,725
6.95%, 10/15/33		1,110	1,088,727

			2,851,796

Wireless Telecommunication Services — 1.4%
Altice France SA, 2.13%, 02/15/25(c)	EUR	200	198,763
Altice France SA/France
5.88%, 02/01/27(c)		100	90,730
8.13%, 02/01/27(b)	USD	4,746	4,208,735
5.13%, 01/15/29(b)		1,181	839,722
5.50%, 10/15/29(b)		2,079	1,495,040
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		643	642,544
SBA Communications Corp. 3.13%, 02/01/29		3,693	3,080,229

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
SBA Communications Corp. (continued) 3.88%, 02/15/27	USD	87	$79,716
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 12/01/29		3,379	2,997,342
4.13%, 08/15/30		1,219	1,036,613
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(c)	GBP	200	198,876
4.25%, 01/31/31(b)	USD	3,172	2,525,879
4.50%, 07/15/31(c)	GBP	201	191,602
4.75%, 07/15/31(b)	USD	324	261,751
Vodafone Group PLC(a)(c)
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80	EUR	100	85,658
(5-year EUR Swap + 3.49%), 6.50%, 08/30/84		100	106,506

			18,039,706

Total Corporate Bonds — 124.6% (Cost: $1,701,582,308)			1,631,473,864

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.6%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28	USD	317	317,194
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		1,044	1,040,426
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29		2,777	2,712,323
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		2,872	2,862,768
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		447	445,897

			7,378,608

Air Freight & Logistics — 0.1%
Clue Opco LLC, Term Loan B, 09/20/30(o)		1,064	1,036,517

Automobile Components — 0.1%
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28		972	823,041

Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30		156	125,922
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29		154	145,563

			271,485

Broadline Retail — 0.1%
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		1,072	1,009,448

Capital Markets — 0.1%
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29		994	940,024

Security	Par (000)		Value

Chemicals — 0.8%
Arc Falcon I, Inc.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.42%, 09/30/29	USD	2,814	$2,522,047
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 09/30/28		1,002	988,899
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.17%, 11/24/28		443	412,083
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26		44	42,525
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29		2,495	2,400,529
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28		622	549,266
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		1,169	1,135,022
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28		1,248	1,230,190
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28		129	128,915
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28		480	475,277

			9,884,753

Commercial Services & Supplies — 0.4%
Amentum Government Services Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 01/29/27		357	353,587
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.65%, 02/01/29		817	815,148
KDC/ONE Development Corp., Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.32%, 08/15/28		1,012	974,556
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28		970	966,067
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		1,279	1,021,743
TruGreen LP, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.50%), 14.13%, 11/02/28(g)		868	598,920

			4,730,021

Communications Equipment — 0.1%
Viasat, Inc., 2023 Term Loan, 05/30/30(o)		1,261	1,167,219

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Construction & Engineering — 0.5%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30	USD	6,153		$5,985,700
Propulsion BC Newco LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 09/14/29		149		148,640

				6,134,340

Containers & Packaging — 0.2%
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		1,771		1,768,747
Trident TPI Holdings, Inc., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/15/28		1,351		1,346,307

				3,115,054

Diversified Consumer Services — 0.1%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		657		558,174
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		863		822,004
WCG Purchaser Corp., 2019 Term Loan, 01/08/27(o)		—	(p)	1

				1,380,179

Diversified Telecommunication Services — 0.6%
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26		—	(p)	1
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 10/08/27		697		675,240
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/15/27		1,959		1,391,777
Northwest Fiber LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 04/30/27		1,144		1,126,677
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26		1,745		1,423,325
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27		3,796		3,091,281

				7,708,301

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc., 2023 Term Loan, 06/30/28(o)		1,025		1,021,816

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24(g)		90		63,279

Security	Par (000)		Value

Entertainment — 0.0%
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30	USD	138	$137,862

Financial Services — 0.2%

Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27		200	194,407
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28		1,206	1,133,640
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(g)(o)		635	632,619
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		1,250	1,246,689

			3,207,355

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		269	268,676

Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(g)(o)		1,072	1,057,260
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27		1,385	1,344,012
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28		676	664,798
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28		2,751	2,741,957

			5,808,027

Health Care Providers & Services — 0.3%
EyeCare Partners LLC, 2020 Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/18/27		729	509,104
LifePoint Health, Inc., 2018 Term Loan B, (3-mo. SOFR + 3.75%), 9.07%, 11/16/25		1,186	1,181,669
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.25%), 13.63%, 04/29/25		1,360	911,233
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26		676	676,064

			3,278,070

Health Care Technology — 2.0%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29		10,063	9,858,197

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Health Care Technology (continued)
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28	USD	1,347		$1,287,894
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.43%, 04/02/29		9,376		9,364,624
2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		5,427		5,421,174

				25,931,889

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 10/18/28		2,880		2,862,340
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		2,447		2,419,400
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 08/01/30		629		629,000

				5,910,740

Household Durables — 0.2%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29		1,121		1,089,710
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28		2,057		1,745,579

				2,835,289

Insurance — 0.9%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27		833		830,191
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27		6,900		6,884,896
HUB International Ltd., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29		689		689,699
Jones Deslauriers Insurance Management, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30		680		681,278
NFP Corp., 2020 Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.68%, 02/16/27		2,093		2,064,751
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27		536		535,517

				11,686,332

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28		543		534,604
Arches Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 12/06/27		717		701,310
Grab Holdings, Inc., Term Loan B, 01/29/26(o)		—	(p)	1

				1,235,915

Security		Par (000)		Value

IT Services — 0.3%
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28	USD	506		$506,552
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27		1,766		1,720,136
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(o)		2,207		2,205,389

				4,432,077

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		506		505,094

Life Sciences Tools & Services — 0.2%
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28		—	(p)	2
Star Parent, Inc., 2023 Term Loan B, 09/19/30(o)		2,985		2,914,942

				2,914,944

Machinery — 1.4%
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 03/31/27		1,216		1,211,467
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28		1,351		1,326,960
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		1,091		1,093,044
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29		1,811		1,806,059
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25		8,598		8,518,269
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.38%, 07/30/27		4,808		4,793,526

				18,749,325

Media — 1.2%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.68%, 09/01/25		639		565,530
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		6,825		6,617,235
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		5,791		5,652,933
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.77%, 02/01/29		2,213		2,206,211
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 9.17%, 04/21/29		839		581,256

				15,623,165

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining — 0.1%
Arsenal AIC Parent LLC, Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.88%, 08/18/30	USD	1,058	$1,054,911

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		1,540	1,524,440
M6 ETX Holdings II Midco LLC, Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29		424	422,000

			1,946,440

Passenger Airlines — 0.4%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		2,758	2,837,459
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28		402	401,647
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27		318	330,383
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.08%, 10/20/27		983	1,017,409
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28		1,213	1,213,264

			5,800,162

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		396	388,171

Professional Services — 0.3%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.93%, 06/04/29		1,107	928,218
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		2,492	2,298,086
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		481	456,952
Old Line Funding LLC, Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.60%, 07/25/30		613	613,116

			4,296,372

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30		1,033	1,022,670

Software — 3.7%
Boxer Parent Co., Inc.
2021 USD 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.93%, 02/27/26		2,250	2,236,748
2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/02/25		1,275	1,273,380

Security		Par (000)		Value

Software (continued)
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29	USD	621		$620,970
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. SOFRTERMB10 + 4.50%), 9.99%, 03/30/29		5,934		5,698,148
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29		1,896		1,791,228
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(g)		993		973,363
Delta TopCo, Inc., 2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 12/01/27		1,281		1,266,911
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.29%, 03/11/28		214		212,012
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28		3,468		2,569,743
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		2,293		1,054,780
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29		2,719		2,652,152
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		288		254,431
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		3,375		3,260,112
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.74%, 12/18/28		850		769,250
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.68%, 08/31/29		2,070		2,072,296
RealPage, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.93%, 04/23/29		7,231		7,240,383
Sabre Global, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 12/17/27		341		297,158
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 12/17/27		534		465,867
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.37%, 08/01/25		—	(p)	2
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.42%, 10/09/28(g)		10,251		10,225,372

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Software (continued)
Sophia LP (continued)
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27	USD	1,108		$1,104,643
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27		2,177		2,171,314

				48,210,263

Specialty Retail — 0.0%
Staples, Inc., 7 Year Term Loan, 04/16/26(o)		—	(p)	1

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(g)		419		409,437

Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28		3,408		3,371,767

Transportation Infrastructure — 0.1%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28		900		898,960
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 07/02/29		678		676,471

				1,575,431

Wireless Telecommunication Services — 0.1%
Digicel International, 2017 Term Loan B1, 05/27/24(o)		83		74,359
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24		1,916		1,720,271

				1,794,630

Total Floating Rate Loan Interests — 16.7% (Cost: $222,323,434)				219,059,100

Preferred Securities

Capital Trusts — 1.5%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(a)(j)		655		559,768

Banks — 0.5%
AIB Group PLC, 5.25%(a)(c)(j)	EUR	210		211,476
Banco Bilbao Vizcaya Argentaria SA, 6.00%(a)(c)(j)		200		208,545
CaixaBank SA, 6.75%(a)(c)(j)		200		209,336
KBC Group NV, 8.00%, 12/31/79		200		209,259
PNC Financial Services Group, Inc.(a)(j)
Series V, 6.20%	USD	1,417		1,302,230
Series W, 6.25%		1,572		1,347,541
Wells Fargo & Co., 7.63%(a)(j)		2,311		2,329,874

				5,818,261

Diversified Telecommunication Services(a) — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(b)		200		160,445

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telefonica Europe BV(c)(j)
7.13%	EUR	200	$216,736
6.14%		300	304,526
6.75%		100	104,281

			785,988

Electric Utilities(a) — 0.1%
Edison International, Series B, 5.00%(j)	USD	940	803,395
EDP - Energias de Portugal SA, 5.94%, 04/23/83(c)	EUR	100	104,668
Electricite de France SA(c)(j)
6.00%	GBP	300	337,663
3.00%	EUR	200	178,824
3.38%		200	162,790
Naturgy Finance BV, 2.37%(c)(j)		200	186,604

			1,773,944

Financial Services(a)(j) — 0.4%
Barclays PLC
4.38%	USD	2,490	1,728,165
8.00%		980	879,493
8.00%		200	196,646
BNP Paribas SA, 6.88%(c)	EUR	200	200,856
Citigroup, Inc., 7.63%	USD	1,170	1,141,454
Deutsche Bank AG, 6.75%(c)	EUR	200	171,275
Lloyds Banking Group PLC, 8.00%	USD	1,320	1,183,336
Societe Generale SA, 7.88%(c)	EUR	100	101,011
UBS Group AG, 7.00%(c)	USD	200	193,750

			5,795,986

Health Care Providers & Services — 0.0%
Clariane SE, 4.13%(a)(c)(j)	GBP	200	172,669

Independent Power and Renewable Electricity Producers(a)(b)(j) — 0.3%
NRG Energy, Inc., 10.25%	USD	2,427	2,377,014
Vistra Corp., 7.00%		1,272	1,160,700

			3,537,714

Media — 0.0%
SES SA, 2.88%(a)(c)(j)	EUR	134	123,898

Oil, Gas & Consumable Fuels(a)(c)(j) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		200	192,749
Repsol International Finance BV, 4.25%		124	119,287

			312,036

Pharmaceuticals — 0.0%
Bayer AG
6.63%, 09/25/83		100	104,619
7.00%, 09/25/83		100	104,572

			209,191

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(c)(j)		200	162,793

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(a)(c)		400	384,903

			19,637,151

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 1.0%

Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding(g)	790	$1,069,945

Financial Services — 0.1%
Alliant Holdings, Inc.(g)	1,431	1,354,428

Interactive Media & Services — 0.8%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,755,577)(d)(g)	61,653	10,105,634

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $674,329)(d)	688,714	4,614
Ligado Networks LLC(q)	32,168	321,684

		326,298

		12,856,305

Total Preferred Securities — 2.5% (Cost: $36,386,932)		32,493,456

Total Long-Term Investments — 144.6% (Cost: $1,996,259,999)		1,893,748,969

Options Purchased — 0.0% (Cost: $5,989)		6,850

Total Investments Before Options Written — 144.6% (Cost: $1,996,265,988)		1,893,755,819

Options Written — (0.0)% (Premiums Received: $(2,655))		(7,431)

Total Investments, Net of Options Written — 144.6% (Cost: $1,996,263,333)		1,893,748,388
Liabilities in Excess of Other Assets — (44.6)%		(584,102,532)

Net Assets — 100.0%		$1,309,645,856

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $10,619,330, representing 0.8% of its net assets as of period end, and an original cost of $9,029,259.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Non-income producing security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	When-issued security.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rounds to less than 1,000.
(q)	All or a portion of the security is held by a wholly-owned subsidiary.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$723,084	$—	$(723,084	)(b)	$—	$—	$—	—	$51,834	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
5-Year U.S. Treasury Note	97	12/29/23	$10,217	$(81,996)

Short Contracts
U.S. Long Bond	6	12/19/23	683	44,739
Ultra U.S. Treasury Bond	22	12/19/23	2,615	194,943

				239,682

				$157,686

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	145,000	USD	176,837	Natwest Markets PLC	10/04/23	$78
USD	114,864	EUR	107,000	Deutsche Bank AG	12/20/23	1,323
USD	161,669	EUR	150,000	Deutsche Bank AG	12/20/23	2,500
USD	227,445	EUR	213,000	State Street Bank and Trust Co.	12/20/23	1,425
USD	13,399,646	EUR	12,503,226	Toronto-Dominion Bank	12/20/23	132,146
USD	23,473,122	EUR	21,910,774	UBS AG	12/20/23	223,025
USD	5,528,996	GBP	4,465,000	Barclays Bank PLC	12/20/23	78,287
USD	100,757	GBP	81,000	BNP Paribas SA	12/20/23	1,875
USD	50,113	GBP	41,000	State Street Bank and Trust Co.	12/20/23	62

						440,721

USD	176,909	GBP	145,000	Natwest Markets PLC	12/20/23	(102)

						$440,619

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	11	11/17/23	EUR	4,100.00	EUR	459	$6,850

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	11	11/17/23	EUR	3,900.00	EUR	459	$(7,431)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	B	16,772	$164,663	$194,115	$(29,452)

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
EG Global Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	36	$425	$240	$185
EG Global Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	45	534	354	180
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/28	EUR	61	11,950	12,694	(744)
Intrum AB	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	61	11,952	13,680	(1,728)

							$24,861	$26,968	$(2,107)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	70	$4,961	$4,630	$331
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	06/20/26	BB-	EUR	61	2,027	(1,466)	3,493
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	BB-	EUR	37	693	(1,063)	1,756
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	BB-	EUR	41	762	1,181	(419)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	39	742	1,215	(473)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	BB-	EUR	55	1,031	1,575	(544)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R	EUR	125	16,101	4,356	11,745
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	50	(1,280)	(4,215)	2,935
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R	EUR	180	(4,606)	(24,193)	19,587
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	35	(6,360)	(7,010)	650
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	21	(3,823)	(4,136)	313
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	59	(10,746)	(11,625)	879
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	17	(3,118)	(3,464)	346
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	36	(6,525)	(7,231)	706
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	26	(4,732)	(5,163)	431
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	61	(1,572)	(8,139)	6,567
Ladbrokes Coral Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	N/R	EUR	16	(747)	(1,053)	306

								$(17,192)	$(65,801)	$48,609

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

										Upfront Premium
Paid by the Trust		Received by the Trust									Unrealized
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation (Depreciation)
1-Day SOFR, 5.31%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	JPMorgan Chase Bank N.A.	N/A	03/20/24	USD	1,535	$8,598	$(16,550)	$25,148
1-Day SOFR, 5.31%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	9,430	148,412	(55,170)	203,582
1-Day SOFR, 5.31%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	346	4,153	(2,407)	6,560
1-Day SOFR, 5.31%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	693	11,312	(5,019)	16,331
1-Day SOFR, 5.31%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	1,386	36,290	(12,387)	48,677
1-Day SOFR, 5.31%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	03/20/24	USD	624	3,638	(6,728)	10,366

									$212,403	$(98,261)	$310,664

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,920,529	$—	$1,920,529
Common Stocks
Capital Markets	—	509,082	—	509,082
Chemicals	731,551	—	—	731,551
Electrical Equipment	6,324	—	—	6,324
Energy Equipment & Services	9,847	—	—	9,847
Financial Services	204,216	—	—	204,216
Ground Transportation	683,411	—	—	683,411
Hotels, Restaurants & Leisure	1,327,893	—	—	1,327,893
IT Services	147,613	—	—	147,613
Metals & Mining	2,529,673	—	—	2,529,673
Oil, Gas & Consumable Fuels	—	—	22,235	22,235
Pharmaceuticals	1,312,584	—	—	1,312,584
Real Estate Management & Development	4,241	1,882	—	6,123
Semiconductors & Semiconductor Equipment	1,483	—	—	1,483
Software	1,309,985	—	—	1,309,985
Corporate Bonds
Aerospace & Defense	—	85,385,386	—	85,385,386
Air Freight & Logistics	—	416,548	—	416,548
Automobile Components	—	34,949,100	—	34,949,100
Automobiles	—	38,389,726	—	38,389,726
Banks	—	7,878,726	—	7,878,726
Beverages	—	45,692,779	—	45,692,779
Biotechnology	—	298,496	—	298,496
Broadline Retail	—	653,861	—	653,861
Building Materials	—	27,859,525	—	27,859,525
Building Products	—	23,882,233	—	23,882,233
Capital Markets	—	28,651,111	—	28,651,111
Chemicals	—	44,712,981	—	44,712,981
Commercial Services & Supplies	—	46,539,338	—	46,539,338
Communications Equipment	—	10,154,296	—	10,154,296
Construction & Engineering	—	6,377,245	—	6,377,245

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Construction Materials	$—	$4,114,960	$—	$4,114,960
Consumer Discretionary	—	52,782,856	—	52,782,856
Consumer Finance	241,048	39,764,906	—	40,005,954
Consumer Staples Distribution & Retail	—	18,353,793	—	18,353,793
Containers & Packaging	—	13,549,353	—	13,549,353
Diversified Consumer Services	—	44,804,952	—	44,804,952
Diversified REITs	—	22,711,207	—	22,711,207
Diversified Telecommunication Services	200,991	37,344,663	—	37,545,654
Electric Utilities	—	5,390,656	—	5,390,656
Electrical Equipment	—	7,492,541	—	7,492,541
Electronic Equipment, Instruments & Components	—	7,284,685	—	7,284,685
Energy Equipment & Services	—	16,611,699	—	16,611,699
Entertainment	—	1,133,715	—	1,133,715
Environmental, Maintenance & Security Service	—	20,160,856	—	20,160,856
Financial Services	—	36,331,310	—	36,331,310
Food Products	—	19,038,674	—	19,038,674
Gas Utilities	—	448,250	—	448,250
Ground Transportation	—	1,905,665	—	1,905,665
Health Care Equipment & Supplies	—	15,928,722	—	15,928,722
Health Care Providers & Services	—	50,972,991	—	50,972,991
Health Care Technology	—	16,236,781	—	16,236,781
Hotels, Restaurants & Leisure	—	85,380,809	—	85,380,809
Household Durables	—	11,901,403	—	11,901,403
Household Products	—	552,095	—	552,095
Independent Power and Renewable Electricity Producers	—	4,529,551	—	4,529,551
Insurance	—	46,406,478	—	46,406,478
Interactive Media & Services	—	1,217,116	—	1,217,116
Internet Software & Services	—	22,235,422	—	22,235,422
IT Services	176,743	31,264,094	—	31,440,837
Leisure Products	—	1,002,107	—	1,002,107
Life Sciences Tools & Services	—	4,680,649	—	4,680,649
Machinery	—	24,548,614	—	24,548,614
Media	—	151,627,229	—	151,627,229
Metals & Mining	—	50,142,201	—	50,142,201
Mortgage Real Estate Investment Trusts (REITs)	—	156,680	—	156,680
Multi-Utilities	—	1,702,104	—	1,702,104
Offshore Drilling & Other Services	—	8,375,991	—	8,375,991
Oil, Gas & Consumable Fuels	81,086	209,715,162	—	209,796,248
Passenger Airlines	—	16,289,644	—	16,289,644
Personal Care Products	—	1,621,964	—	1,621,964
Pharmaceuticals	—	11,406,493	—	11,406,493
Real Estate	—	718,786	—	718,786
Real Estate Management & Development	—	8,079,144	—	8,079,144
Retail REITs	—	721,690	—	721,690
Semiconductors & Semiconductor Equipment	—	6,321,090	—	6,321,090
Software	—	59,383,806	—	59,383,806
Specialized REITs	—	3,972,660	—	3,972,660
Specialty Retail	—	3,831,403	—	3,831,403
Technology Hardware, Storage & Peripherals	—	4,424,464	—	4,424,464
Textiles, Apparel & Luxury Goods	183,141	2,535,140	—	2,718,281
Trading Companies & Distributors	—	104,456	—	104,456
Transportation Infrastructure	—	646,322	—	646,322
Utilities	—	2,851,796	—	2,851,796
Wireless Telecommunication Services	—	18,039,706	—	18,039,706
Floating Rate Loan Interests	—	205,098,850	13,960,250	219,059,100
Preferred Securities
Capital Trusts	—	19,637,151	—	19,637,151
Preferred Stocks	321,684	—	12,530,007	12,851,691

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Equity Contracts	$6,850	$—	$—	$6,850
Unfunded Floating Rate Loan Interests(a)	—	582	—	582

	$9,480,364	$1,857,758,931	$26,512,492	1,893,751,787

Investments Valued at NAV(b)				4,614

				$1,893,756,401

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$50,410	$—	$50,410
Foreign Currency Exchange Contracts	—	440,721	—	440,721
Interest Rate Contracts	239,682	310,664	—	550,346
Liabilities
Credit Contracts	—	(33,360)	—	(33,360)
Equity Contracts	(7,431)	—	—	(7,431)
Foreign Currency Exchange Contracts	—	(102)	—	(102)
Interest Rate Contracts	(81,996)	—	—	(81,996)

	$150,255	$768,333	$—	$918,588

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2022	$22,236	$12,296,415	$12,439,882	$24,758,533
Transfers into Level 3	—	12,209,712	—	12,209,712
Transfers out of Level 3	—	(11,662,775)	—	(11,662,775)
Accrued discounts/premiums	—	25,157	—	25,157
Net realized gain (loss)	—	(33,521)	—	(33,521)
Net change in unrealized appreciation (depreciation)(a)	(1)	89,189	90,125	179,313
Purchases	—	2,251,465	—	2,251,465
Sales	—	(1,215,392)	—	(1,215,392)

Closing balance, as of September 30, 2023	$22,235	$13,960,250	$12,530,007	$26,512,492

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(a)	$—	$89,189	$90,125	$179,314

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

Portfolio Abbreviation (continued)

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

25